WILSHIRE VARIABLE INSURANCE TRUST
(the “Trust”)
Equity Fund
Balanced Fund
Small Cap Growth Fund
International Equity Fund

Supplement dated February 22, 2013 to the Trust’s Prospectus dated May 1, 2012, with respect to the Equity Fund, the Balanced Fund, the Small Cap Growth Fund and the International Equity Fund.

Effective on or about March 24, 2013, the Equity Fund will replace its investments in the Wilshire Large Cap Core Plus Fund with investments in the Wilshire Large Company Growth Portfolio and the Wilshire Large Company Value Portfolio and all references to the Wilshire Large Cap Core Plus Fund will be deleted.  Accordingly, the indirect expenses that shareholders bear will change based on the assets invested in the Wilshire Large Company Growth Portfolio and the Wilshire Large Company Value Portfolio and the management fee charged to the Equity Fund will change based on the average daily net assets not invested in the Wilshire Large Company Growth Portfolio and the Wilshire Large Company Value Portfolio. Effective on that same date, all references in the Prospectus to Cornerstone Capital Management, Inc. and Systematic Financial Management, L.P. as subadvisers to the Fund will be removed and replaced with Santa Barbara Asset Management, LLC (“Santa Barbara”) and TWIN Capital Management, Inc. (“TWIN”).

Effective on or about March 24, 2013, the Balanced Fund will no longer invest in the Wilshire Large Cap Core Plus Fund and the International Equity Fund.  As of that date, the Fund will invest substantially all of its assets in the Income Fund, the Wilshire Large Company Growth Portfolio (the “Large Company Growth Portfolio”), the Wilshire Large Company Value Portfolio (the “Large Company Value Portfolio”), the Wilshire Small Company Growth Portfolio (the “Small Company Growth Portfolio”), the Wilshire Small Company Value Portfolio (the “Small Company Value Portfolio”) and the Wilshire International Equity Fund. Accordingly, effective on that same date, the indirect expenses that shareholders bear will also change and the Fund will pay Rule 12b-1 fees on all of its assets except for those assets invested in the Income Fund. All references to the Wilshire Large Cap Core Plus Fund and the International Equity Fund will be deleted from the Prospectus

Effective on or about March 24, 2013, the name of the Small Cap Growth Fund will change to the Small Cap Fund and all references to the Small Cap Growth Fund in the Prospectus will be replaced with Small Cap Fund. Effective on that same date,  the Fund’s benchmark will change from the Russell 2000® Growth Index to the Russell 2000® Index and the Fund will invest in the Wilshire Small Company Growth Portfolio and the Wilshire Small Company Value Portfolio. Accordingly, the Fund’s shareholders will bear the indirect expenses of the Fund’s assets invested in the Wilshire Small Company Growth Portfolio and the Wilshire Small Company Value Portfolio and the management fee charged to the Fund will change based on the average daily net assets not invested in the Wilshire Small Company Growth Portfolio and the Wilshire Small Company Value Portfolio.

Effective on or about March 24, 2013, the International Equity Fund will invest a portion of its assets in the Wilshire International Equity Fund. Accordingly, effective on the same date, the Fund’s shareholders will bear the indirect expenses of the Fund’s assets invested in the Wilshire

International Equity Fund and the management fee charged to the Fund will change based on the average daily net assets not invested in the Wilshire International Equity Fund.   In addition, the following other changes to the Prospectus will become effective:

The following information replaces the information under the heading “Fund Summaries - Equity Fund” and sub-heading “Principal Investment Strategies” on pages 3 and 4 of the Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.  The Fund ordinarily invests in common stocks of domestic companies and in other affiliated and non-affiliated equity investment companies, including the Large Company Growth Portfolio and the Large Company Value Portfolio.  The Fund expects to invest up to 33% of its assets in the Large Company Growth Portfolio and up to 33% of its assets in the Large Company Value Portfolio.  The operating companies in which the Fund invests vary in size and operating history, they may or may not be listed on a stock exchange and they may be in any industry.

Included within the definition of “domestic companies” are companies that are not incorporated in the U.S. but have one or more of the following attributes:  principal place of business in the U.S.; substantial portion of income derived from activities in the U.S.; equity securities traded on a major U.S. stock exchange or included in a recognized index of U.S. stocks; or financial statements that comply with U.S. accounting standards.  Thus, securities of these issuers are not subject to the 10% limitation on securities of foreign issuers.  The Fund may, at times, have minimal exposure to non-domestic companies which do not satisfy these criteria.

The Fund uses a multi-manager strategy with subadvisers who may employ different strategies.  Santa Barbara Asset Management, LLC (“Santa Barbara”) and TWIN Capital Management, Inc. (“TWIN”) each manage a portion of the Fund’s portfolio.  Santa Barbara employs a Dividend Growth strategy in managing its portion of the Fund’s portfolio which takes a long-term investment approach, seeking to invest in companies that have sustainable business models selling at attractive valuations. TWIN employs a quantitative multi-factor stock selection  model  in managing its portion of the portfolio to purchase large and middle capitalization equity securities that TWIN believes are undervalued, have rising expected earnings, display recent price gains and exhibit more stable and sustainable earnings relative to peer group stocks.

The following describes the types of securities in which the Large Company Growth Portfolio is permitted to invest:

•	The Large Company Growth Portfolio focuses on the large company growth segment of the U.S. Equity Market.
•
The Large Company Growth Portfolio invests substantially all of its assets in common stock of companies with large market capitalizations – greater than approximately $250 million as of December 31, 2012.

•
The Large Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Large Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Large Company Value Portfolio is permitted to invest:

•	The Large Company Value Portfolio focuses on the large company segment of the U.S. equity market.
•
The Large Company Value Portfolio invests substantially all of its assets in the common stock of companies with large market capitalizations – greater than approximately $250 million as of December 31, 2012.

•
The Large Company Value Portfolio invests generally in companies with relatively low price to book ratios, low price to earnings ratios and higher than average dividend yields (which means that their prices are low relative to the size of their dividends).

•	The Large Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following information replaces the first paragraph under the heading “Fund Summaries - Equity Fund” and the sub-heading “Principal Risks” on page 4 of the Prospectus:

You may lose money by investing in the Fund. By investing in the Fund, an investor also assumes the same types of risks, either indirectly or directly, as investing in the Large Company Growth Portfolio and the Large Company Value Portfolio.  Investing in the Fund involves the following principal risks:

All references to “Convertible Securities Risk,” “Short Sale Risk,” “Derivatives Risk,” “ETF Risk” and “Real Estate Investment Trust Risk” are deleted and the following information is added under the heading “Fund Summaries - Equity Fund” and the sub-heading “Principal Risks” on pages 4 and 5 and under the heading “Principal Strategies and  Risks” on page 35 of the Prospectus:

Style Risk.  The risk of investing in the Large Company Growth Portfolio or the Large Company Value Portfolio is the risk that the portfolio’s growth or value styles will perform poorly or fall out of favor with investors.  For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

The following information replaces the “Equity Risk,” “Market Risk” and “Multi-Managed Fund Risk” disclosure under the headings “Fund Summaries - Equity Fund” and the sub-heading “Principal Risks” on pages 4 and 5 and under the heading “Principal Strategies and Risks” on pages 33 through 37 of the Prospectus:

Equity Risk.  The principal risk of investing in the Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio is equity risk.  This is the risk that the prices of stocks held by the Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances.  Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments.  The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund.  Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Market Risk.  For equity securities, stock market movements will affect the Fund’s, the Large Company Growth Portfolio’s and the Large Company Value Portfolio’s share price on a daily basis.  Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer.  Market risk may affect a single company, industry, sector or the market as a whole.  For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably.  Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Multi-Managed Fund Risk.  The Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio are multi-managed funds with multiple subadvisers who employ different strategies.  As a result, the Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio may have buy and sell transactions in the same security on the same day.

The following information replaces the information under the heading “Management” and the sub-heading “Subadvisers and Portfolio Managers” on page 7 of the Prospectus:

Santa Barbara
James Boothe, is the Portfolio Manager of Santa Barbara’s portion of the Equity Fund. Mr. Boothe has served as Portfolio Manager for the Fund since 2013.

TWIN
Geoffrey Gerber, President and Chief Investment Officer of TWIN and Portfolio Manager of TWIN’s portion of the Equity Fund. Mr. Gerber has served as Portfolio Manager for the Fund since 2013.

            Christopher Erfort, Senior Vice President of TWIN and Portfolio Manager of TWIN’s portion of the Equity Fund. Mr. Erfort has served as Portfolio Manager for the Fund since 2013.

The following information replaces the first paragraph under the heading “Fund Summaries –Balanced Fund” and sub-heading “Principal Investment Strategies” on page 9 of the Prospectus:

The Fund operates under a fund of funds structure.  The Fund invests substantially all of its assets in the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund.  As a matter of investment policy, 0%  to 35% of the value of its assets will be invested in the Income Fund, 0% to 20% of the value of its assets will be invested in the Large Company Growth Portfolio, 0% to 20% of the value of its assets  will be invested in Large Company Value Portfolio, 0% to 5% of the value of its assets will be invested in the Small Company Growth Portfolio, 0% to 5% of the value of its assets will be invested in the Small Company Value Portfolio and 0% to 15% of the value of its assets will be invest in the Wilshire International Equity Fund.  Under normal circumstances, the Fund’s target asset mix is 65% equity securities and 35% fixed income securities.  In addition, the Fund may invest in certain individual securities, including money market instruments and U.S. government securities.

The following information is added under the heading “Fund Summaries – Balanced Fund” and sub-heading “Principal Investment Strategies” on page 13 of the Prospectus:

The following describes the types of securities in which the Large Company Growth Portfolio is permitted to invest:

•	The Large Company Growth Portfolio focuses on the large company growth segment of the U.S. equity market.
•
The Large Company Growth Portfolio invests substantially all of its assets in common stock of companies with large market capitalizations—greater than approximately $250 million as of December 31, 2012.

•
The Large Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Large Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Large Company Value Portfolio is permitted to invest:

•	The Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market.
•
The Large Company Value Portfolio invests substantially all of its assets in the common stock companies with large market capitalizations—greater than approximately $250 million as of December 31, 2012.

•
The Large Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields (which means that their prices are low relative to the size of their dividends).

•	The Large Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Small Company Growth Portfolio is permitted to invest:

•	The Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market.
•	The Small Company Growth Portfolio invests substantially all of its assets in the common stock of companies with small market capitalizations.
•
The Small Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Small Company Growth Portfolio invests in small-cap companies that may still further develop.
•	The Small Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Small Company Value Portfolio is permitted to invest:

•	The Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market.
•	The Small Company Value Portfolio invests substantially all of its assets in the common stock of companies with small market capitalizations.
•	The Small Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields.
•	The Small Company Value Portfolio invests in small-cap companies that may still further develop.
•	The Small Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Wilshire International Equity Fund is permitted to invest:

The Wilshire International Equity Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.  The Wilshire International Equity Fund invests in companies, wherever organized, which do business primarily outside the United States.  The Wilshire International Equity Fund intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries.  The Wilshire International Equity Fund invests primarily in equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges.  The Wilshire International Equity Fund may invest up to 35% of its net assets in emerging market securities, including ETFs.  The Wilshire International Equity Fund may also invest in fixed-income securities of foreign governments and companies.  The Wilshire International Equity Fund uses a multi-manager strategy with subadvisers who may employ different strategies.

The following information replaces the first paragraph under the heading “Fund Summaries - Balanced Fund” and the sub-heading “Principal Risks” on page 10 of the Prospectus:

You may lose money by investing in the Fund.  By investing in the Fund, an investor also assumes the same types of risks, either directly, or indirectly, as investing in the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund.  Investing in the Fund involves the following principal risks:

All references to “Short Sale Risk” and “Real Estate Investment Trust Risk” are deleted and the following information is added under the heading “Fund Summaries - Balanced Fund” and the sub-heading “Principal Risks” on page 13 of the Prospectus:

Style Risk:  The risk of investing in the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio is the risk that the portfolios’ growth or value styles will perform poorly or fall out of favor with investors.  For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

The following information replaces “Equity Risk,” “Multi-Managed Fund Risk” and “Market Risk” under the heading “Fund Summaries - Balanced Fund” and the sub-heading “Principal Risks” on pages 13 and 14 and under the heading “Principal Strategies and Risks” and the sub-heading “Balanced Fund” on pages 41 and 42 of the Prospectus:

Equity Risk.  The principal risk of investing in the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund is equity risk.  This is the risk that the prices of stocks held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances.  Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments.  The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by Fund.  Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Multi-Managed Fund Risk.  The Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, and the Wilshire International Equity Fund are multi-managed funds with multiple subadvisers who employ different strategies.  As a result, Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, and the Wilshire International Equity Fund may have buy and sell transactions in the same security on the same day.

Market Risk.  For equity securities, stock market movements will affect the Large Company Growth Portfolio’s, the Large Company Value Portfolio’s, the Small Company Growth Portfolio’s, the Small Company Value Portfolio’s and the Wilshire International Equity Fund’s share price on a daily basis.  Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the International Equity Fund.  There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer.  Market risk may affect a single company, industry, sector or the market as a whole.  For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably.  Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

The following information replaces the information under the heading “Fund Summaries - Small Cap Fund” and the sub-heading “Principal Investment Strategies” on page 21 of the Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies.  Small cap companies are those consistent with the market capitalization of the Russell 2000® Index.  As of December 31, 2012, the Russell 2000® Index had an average capitalization of $1.3 billion.  The Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) and in other affiliated investment companies, including the Small Company Growth Portfolio and the Small Company Value Portfolio.  The Fund expects to invest up to 20% of its assets in the Small Company Growth Portfolio and up to 20% of its assets in the Small Company Value Portfolio.

The Fund uses a multi-manager strategy with subadvisers who may employ different strategies.  Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”) and Ranger Investment Management, L.P. (“Ranger”) each manage a portion of the Fund’s portfolio.

For the Small Company Growth Portfolio, the following describes the types of securities in which the Small Company Growth Portfolio is permitted to invest:

•	The Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market.
•	The Small Company Growth Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations.
•
The Small Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Small Company Growth Portfolio invests in small-cap companies that may still further develop.
•	The Small Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

For the Small Company Value Portfolio, the following describes the types of securities in which the Small Company Value Portfolio is permitted to invest:

•	The Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market.
•	The Small Company Value Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations.
•	The Small Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields.
•	The Small Company Value Portfolio invests in small-cap companies that may still further develop.
•	The Small Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following information replaces the first paragraph under the heading “Small Cap Fund” and the sub-heading “Principal Risks” on page 22 of the Prospectus:

You may lose money by investing in the Fund.  By investing in the Fund, an investor also assumes the same types of risks, either directly, or indirectly, as investing in the Small Company Growth Portfolio and the Small Company Value Portfolio.  Investing in the Fund involves the following principal risks:

The following information is added under the heading “Small Cap Fund” and the sub-heading “Principal Risks” on page 22 of the Prospectus:

Style Risk:  The risk of investing in the Small Company Growth Portfolio and the Small Company Value Portfolio is the risk that the portfolios’ growth or value styles will perform poorly or fall out of favor with investors.  For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

The following information replaces “Equity Risk,” “Market Risk” and “Multi-Managed Fund Risk” under the heading “Small Cap Fund” and the sub-heading “Principal Risks” on pages 22 and 23  and under the heading “Principal Strategies and Risks” and the sub-heading “Small Cap Growth Fund” on pages 47 to 48 of the Prospectus:

Equity Risk.  A principal risk of investing in the Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio is equity risk.  This is the risk that the prices of stocks held by the Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances.  Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments.  The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund.  Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Market Risk.  For equity securities, stock market movements will affect the Fund’s, the Small Company Growth Portfolio’s and the Small Company Value Portfolio’s share price on a daily basis.  Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio.  There is also the possibility that the price of a security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer.  Market risk may affect a single company, industry, sector or the market as a whole.  For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably.  Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Multi-Managed Fund Risk.  The Small Cap Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio are multi-managed funds with multiple subadvisers who employ different strategies.  As a result, the Small Cap Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio may have buy and sell transactions in the same security on the same day.

The following information replaces the first paragraph under the heading “Fund Summaries - International Equity Fund” and the sub-heading “Principal Investment Strategies” on page 25 of the Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.  The Fund invests in companies, wherever organized, which do business primarily outside the United States and in other affiliated international companies, including the Wilshire International Equity Fund.  The Fund expects to invest up to 20% of its assets in the Wilshire International Equity Fund.  The Fund intends to diversify its investments in operating companies among several countries and to have represented in its holdings business activities in not less than three different countries.  The operating companies in which the Fund primarily invests are equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges.  The Fund may invest up to 35% of its net assets in emerging market securities, including ETFs.  The Fund may also invest in fixed-income securities of foreign governments and companies.

The following information replaces the first paragraph under the heading “Fund Summaries - International Equity Fund” and the sub-heading “Principal Risks” on pages 26 and 27 of the Prospectus:

You may lose money by investing in the Fund.  By investing in the Fund, an investor also assumes the same types of risks, either directly, or indirectly, as investing in the Wilshire International Equity Fund.  Investing in the Fund involves the following principal risks:

The following information replaces the “Emerging Market Risk,” “Equity Risk,” “ETF Risk,” “Market Risk,” “Portfolio Strategy Risk,” and “Multi-Managed Fund Risk” under the heading “Fund Summaries - International Equity Fund” and the sub-heading “Principal Risks” on pages 26 and 27 and under the heading “”Principal Strategies and Risks” and the sub-heading “International Equity Fund” on pages 50 to 51 of the Prospectus:

Emerging Market Risk.  Foreign investment risk may be particularly high to the extent the Fund or the Wilshire International Equity Fund invests in securities of issuers based in countries with developing economies (i.e., emerging markets).  These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Equity Risk.  A principal risk of investing in the Fund and the Wilshire International Equity Fund is equity risk.  This is the risk that the prices of stocks held by the Fund and the Wilshire International Equity Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances.  Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments.  The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund.  Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

ETF Risk.  ETFs in which the Fund and the Wilshire International Equity Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF.  Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities of the number of stocks held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

Market Risk.  For equity securities, stock market movements will affect the Fund’s or the Wilshire International Equity Fund’s share price on a daily basis.  Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Fund and the Wilshire International Equity Fund.  There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer.  Market risk may affect a single company, industry, sector or the market as a whole.  For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably.  Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Portfolio Strategy Risk.  The investment performance of the Fund and the Wilshire International Equity Fund is in part dependent upon a subadviser’s skill in making appropriate investments.  To the extent that the Fund’s and the Wilshire International Equity Fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the Fund relative to its index.  As the industry and sector composition of the market or index changes over time, the implementation of the Fund’s and the Wilshire International Equity Fund’s strategy can lead to substantial differences in the sector or industry allocation of the Fund relative to the market or index.

Multi-Managed Fund Risk.  The Fund and the Wilshire International Equity Fund are multi-managed funds with multiple subadvisers who employ different strategies.  As a result, the Fund and the Wilshire International Equity Fund may have buy and sell transactions in the same security on the same day.

The following information replaces the first six paragraphs under the heading “Principal Strategies and Risks” and the sub-heading “Equity Fund” on pages 33 and 34 of the Prospectus:

The Equity Fund seeks long-term capital growth.  As a secondary objective, the Equity Fund seeks conservation of principal and production of income.

The Equity Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.  The Equity Fund ordinarily invests in common stocks of domestic companies and in other affiliated and non affiliated equity investment companies, including the Large Company Growth Portfolio and the Large Company Value Portfolio. The operating companies in which the Equity Fund invests vary in size and operating history, they may or may not be listed on a stock exchange and they may be in any industry.  On average, the Equity Fund will have a value-bias, generally exhibiting an average price to earnings ratio lower than, and an average dividend yield higher than, that of the market as measured by the S&P 500 Index.  Included within the definition of “domestic companies” are companies that are not incorporated in the U.S. but have one or more of the following attributes:  principal place of business in the U.S.; substantial portion of income derived from activities in the U.S.; equity securities traded on a major U.S. stock exchange or included in a recognized index of U.S. stocks; or financial statements that comply with U.S. accounting standards.  Thus, securities of such issuers are not subject to the 10% limitation on securities of foreign issuers.

Wilshire has retained Santa Barbara and TWIN to manage the Equity Fund and allocates the assets between the subadvisers.  The basic investment philosophy of each subadviser is described below.

Santa Barbara

Santa Barbara employs a Dividend Growth strategy in managing its portion of the Fund’s portfolio which takes a long-term investment approach, seeking to invest in companies that have substantial business models selling at attractive valuations.  The Dividend Growth strategy seeks to maintain a higher yield, lower beta and higher dividend growth rates than the S&P 500 Index.

TWIN

Twin employs a quantitative multi-factor stock selection model in managing its portion of the Fund’s portfolio.  The quantitative multi-factor stock selection model produces a relative attractiveness score for all stocks in TWIN’s stable universe. TWIN constructs its portion of the Equity Fund by purchasing large and middle capitalization equity securities that TWIN believes are undervalued, have rising expected earnings, display recent price gains and exhibit more stable and sustainable earnings relative to peer group stocks (those stocks with high model scores).

The following information is added under the heading “Principal Strategies and Risks” and the sub-heading “Equity Fund” beginning on page 36 of the Prospectus:

As noted previously, the Equity Fund invests in the Large Company Growth Portfolio and the Large Company Value Portfolio.  The following describes the types of securities in which the Large Company Growth Portfolio is permitted to invest:

•	The Large Company Growth Portfolio focuses on the large company growth segment of the U.S. equity market.
•
The Large Company Growth Portfolio invests substantially all of its assets in common stock of companies with large market capitalizations—greater than approximately $250 million as of December 31, 2012.

•
The Large Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Large Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The Fund has retained Cornerstone, Los Angeles Capital and Victory to manage the Large Company Growth Portfolio.  The basic philosophy of each subadviser is described below:

Cornerstone.  Cornerstone’s investment philosophy is premised on successfully identifying a “perception gap”, which it believes exists when consensus expectations fail to recognize the true earnings power of a given company.  Cornerstone focuses broadly on companies with over $1 billion in market capitalization, strong management with a proven track record, and a sustainable competitive advantage.  Fundamentally, Cornerstone looks to invest in companies with strong organic revenue and operating earnings growth, financially conservative firms whose net income is confirmed by free cash flows, and strong, flexible balance sheets.  A further distinguishing feature of Cornerstone’s process is a short-term contrarian approach employed within the context of long-term fundamentals, where it will actively buy and sell around short-term price movement of a company as long as there are no changes to its long-term fundamental expectations.  The strategy will typically hold around 35 to 55 securities.

Los Angeles Capital.  In managing its portion of the Large Company Growth Portfolio, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection Model SM, a proprietary model, to seek to generate incremental returns above the Portfolio’s benchmark, while attempting to control investment risk relative to the benchmark.  Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates.

Victory Capital Management Inc (“Victory”).  Victory employs a growth-oriented style using bottom-up fundamental company analysis as a basis for all investment decisions.  Victory constructs its portion of the Large Company Growth Portfolio with high-quality large-capitalization equity securities that Victory believes are likely to produce superior earnings growth.  Victory sells a stock when the fundamental characteristics deteriorate or when a better investment opportunity is identified, and a position is reduced when a 10% position size limit is reached.

For the Large Company Value Portfolio, the following describes the types of securities in which the Large Company Value Portfolio is permitted to invest:

•	The Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market.
•
The Large Company Value Portfolio invests substantially all of its assets in the common stock companies with large market capitalizations—greater than approximately $250 million as of December 31, 2012.

•
The Large Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields (which means that their prices are low relative to the size of their dividends).

•	The Large Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

Wilshire has retained Acadian,Systematic and Pzena to manage the Large Company Value Portfolio. Effective March 24, 2013, Los Angeles Capital will replace Acadian as a subadviser to the Large Company Value Fund.   The basic investment philosophy of Acadian, Los Angeles Capital, Pzena  and Systematic is described below:

Acadian. Acadian’s U.S. Value Equity strategy is a value-oriented approach to active stock selection in the U.S. market and uses a highly disciplined and structured approach to select the most attractive stocks from over 4,000 large-cap stocks currently contained in Acadian’s U.S. stock universe. The strategy takes active positions versus the benchmark using sophisticated quantitative techniques based on a wide range of investment factors. The process targets undervalued securities with attractive underlying business trends, based on a range of earnings-, quality- and price-related factors that are also incorporated in the process.

A stock enters the portfolio from the bottom up. Each day, every stock in the universe receives an updated score, in terms of standard deviations from the average for its market, on a wide range of the fundamental value factors and other measures noted above. First the stock is evaluated from a bottom-up perspective to attempt to predict how it will perform within its industry and then from a top-down perspective in an effort to predict the relative performance of each industry.

From this, along with some minor scaling and other adjustments, Acadian derives an expected relative return for the stock, which is one of the inputs into the optimization process. The optimizer weights the return forecasts for all stocks in the allowed universe for the portfolio, along with their diversification characteristics (risk, correlation, liquidity, and sector/industry representation) to determine which ones have a place in the optimal portfolio mix. The stock and sector/industry weights of the optimized portfolio are the result of these stock choices, combined with overall portfolio risk control.

A stock will be automatically sold in a subsequent optimization if its expected return deteriorates to the point where it can be replaced by a more attractive stock that plays an equally useful diversification role. The replacement stock’s expected return must be enough to more than cover the expected transaction costs of selling the original stock and buying something else.

Los Angeles Capital.  In managing its portion of the Large Company Value Portfolio, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection Model SM, a proprietary model, to seek to generate incremental returns above the Portfolio’s benchmark, while attempting to control investment risk relative to the benchmark.  Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates.

Systematic Financial Management, L.P. (“Systematic”). Systematic’s investment philosophy is predicated on the belief that investing in companies with a combination of attractive valuations and a positive earnings catalyst will generate superior long-term results that outperform the benchmark over the long term.  Systematic does not buy companies simply because traditional valuation methods deem them bargains.  Systematic believes that all too often, stock prices can languish because there is no catalyst for the stock’s price to rise.  Systematic’s objective is to invest in companies that, in its view, have a confirmed catalyst for stock price appreciation which, if realized, provide investment results that should exceed the benchmark over the long term.

Pzena Investment Management, LLC (“Pzena”).  Pzena focuses exclusively on companies that it believes are underperforming their historically demonstrated earnings power.  Pzena applies intensive fundamental research to such companies in an effort to determine whether the problems that caused the earnings shortfalls are temporary or permanent.  Pzena invests in a company only when it judges that the company’s problems are temporary, the company’s management has a viable strategy to generate earnings recovery and Pzena believes there is meaningful downside protection in case the earnings recovery does not materialize.  Pzena generally sells a security when Pzena believes there are more attractive opportunities available, or there is a change in the fundamental characteristics of the issuer.

You may lose money by investing in the Equity Fund.  By investing in the Equity Fund, an investor also assumes the same types of risks, either indirectly or directly, as investing in the Large Company Growth Portfolio and the Large Company Value Portfolio.  Investing in the Equity Fund involves the following principal risks:

The following information replaces the last paragraph under the heading “Principal Strategies and Risks” and the sub-heading “Equity Fund” on page 37 of the Prospectus:

An investor in the Equity Fund should understand that alternatively he or she could allocate investments directly to the Large Company Growth Portfolio and the Large Company Value Portfolio.  By investing indirectly in the Large Company Growth Portfolio and the Large Company Value Portfolio through the Equity Fund, an investor bears not only his or her proportionate share of certain expenses of the Equity Fund (such as operating costs), but also, indirectly, similar expenses of the Large Company Growth Portfolio and the Large Company Value Portfolio.  However, shareholders of the Equity Fund will not be subject to duplicative advisory  fees as a result of the Equity Fund’s investment in the Large Company Growth Portfolio and the Large Company Value Portfolio, as discussed under “Management” on page 57.

The following information replaces the first paragraph under the heading “Principal Strategies and Risks” and the sub-heading “Balanced Fund” on page 37 of the Prospectus:

The Balanced Fund seeks to realize a high long-term total rate of return consistent with prudent investment risks.  Total rate of return consists of current income, which includes dividends, interest, discount accruals and capital appreciation.  Wilshire allocates the Balanced Fund’s assets between shares of the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund.  This allocation is intended to reduce the volatility of investment returns and provide the potential for higher long-term total returns than investing solely in the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small

Company Value Portfolio or the Wilshire International Equity Fund.  As a matter of investment policy, 0% to 35% of the value of its assets will be invested in the Income Fund, 0% to 20% of the value of its assets will be invested in the Large Company Growth Portfolio, 0% to 20% of the value of its assets  will be invested in the Large Company Value Portfolio, 0% to 5% of the value of its assets will be invested in the Small Company Growth Portfolio, 0% to 5% of the value of its assets will be invested in the Small Company Value Portfolio and 0% to 15% of the value of its assets will be invest in the Wilshire International Equity Fund.  Under normal circumstances, the Balanced Fund’s target asset mix is 65% equity securities and 35% fixed income securities.  The Balanced Fund’s mix of assets is regularly adjusted between the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund to maintain policy targets.  Major changes in the investment mix may occur several times within a year or over several years, depending upon market and economic conditions.  In general, however, Wilshire does not anticipate making frequent changes in asset allocation and will not attempt to time the market.

The following information is added under the heading “Principal Strategies and Risks” and the sub-heading “Balanced Fund” on page 39 of the Prospectus:

The following describes the types of securities in which the Large Company Growth Portfolio is permitted to invest:

•	The Large Company Growth Portfolio focuses on the large company growth segment of the U.S. equity market.
•
The Large Company Growth Portfolio invests substantially all of its assets in common stock of companies with large market capitalizations—greater than approximately $250 million as of December 31, 2012.

•
The Large Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Large Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

Currently, Wilshire has retained Cornerstone, Los Angeles Capital and Victory to manage the Large Company Growth Portfolio.  The basic investment philosophy of each subadviser is described below:

Cornerstone.  Cornerstone’s investment philosophy is premised on successfully identifying a “perception gap”, which it believes exists when consensus expectations fail to recognize the true earnings power of a given company.  Cornerstone focuses broadly on companies with over $1 billion in market capitalization, strong management with a proven track record, and a sustainable competitive advantage.  Fundamentally, Cornerstone looks to invest in companies with strong organic revenue and operating earnings growth, financially conservative firms whose net income is confirmed by free cash flows, and strong, flexible balance sheets.  A further distinguishing feature of Cornerstone’s process is a short-term contrarian approach employed within the context of long-term fundamentals, where it will actively buy and sell around short-term price movement of a company as long as there are no changes to its long-term fundamental expectations.  The strategy will typically hold around 35 to 55 securities.

Los Angeles Capital.  In managing its portion of the Large Company Growth Portfolio, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection Model SM, a proprietary model, to seek to generate incremental returns above the Portfolio’s benchmark, while attempting to control investment risk relative to the benchmark.  Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates.

Victory.  Victory employs a growth oriented style using bottom-up fundamental company analysis as a basis for all investment decisions.  Victory constructs its portion of the Large Company Growth Portfolio with high-quality, large-capitalization equity securities that Victory believes are likely to produce superior earnings growth.  Victory sells a stock when the fundamental characteristics deteriorate or when a better investment opportunity is identified, and a position is reduced when a 10% position size limit is reached.

The following describes the types of securities in which the Large Company Value Portfolio is permitted to invest:

•	The Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market.
•
The Large Company Value Portfolio invests substantially all of its assets in the common stock companies with large market capitalizations—greater than approximately $250 million as of December 31, 2012.

•
The Large Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields (which means that their prices are low relative to the size of their dividends).

•	The Large Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

Wilshire has retained Acadian, Pzena and Systematic to manage the Large Company Value Portfolio. Effective March 24, 2013, Los Angeles Capital will replace Acadian as a subadviser to the Large Company Value Fund.   The basic investment philosophy of Acadian, Los Angeles Capital,Pzena and Systematic is described below:

Acadian Asset Management LLC (“Acadian”).  Acadian’s buy/sell process is completely objective, automated and driven by changes in expected returns whenever a portfolio is re-optimized.  The Portfolio’s current holdings with their risk and expected return characteristics are compared to the entire investment universe.  Less attractive securities are discarded from the Portfolio while more attractive securities are added, as long as the cost of the buy and sell does not exceed the expected value-added to be gained.

Los Angeles Capital.  In managing its portion of the Large Company Value Portfolio, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection Model SM, a proprietary model, to seek to generate incremental returns above the Portfolio’s benchmark, while attempting to control investment risk relative to the benchmark.  Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates.

Pzena.  Pzena focuses exclusively on companies that it believes are underperforming their historically demonstrated earnings power.  Pzena applies intensive fundamental research to such companies in an effort to determine whether the problems that caused the earnings shortfalls are temporary or permanent.  Pzena invests in a company only when it judges that the company’s problems are temporary, the company’s management has a viable strategy to generate earnings recovery and Pzena believes there is meaningful downside protection in case the earnings recovery does not materialize.  Pzena generally sells a security when Pzena believes there are more attractive opportunities available, or there is a change in the fundamental characteristics of the issuer.

Systematic Financial Management, L.P. (“Systematic”). Systematic’s investment philosophy is predicated on the belief that investing in companies with a combination of attractive valuations and a positive earnings catalyst will generate superior long-term results that outperform the benchmark over the long term.  Systematic does not buy companies simply because traditional valuation methods deem them bargains.  Systematic believes that all too often, stock prices can languish because there is no catalyst for the stock’s price to rise.  Systematic’s objective is to invest in companies that, in its view, have a confirmed catalyst for stock price appreciation which, if realized, provide investment results that should exceed the benchmark over the long term.

The following describes the types of securities in which the Small Company Growth Portfolio is permitted to invest:

•	The Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market.
•	The Small Company Growth Portfolio invests substantially all of its assets in the common stock of companies with small market capitalizations.
•
The Small Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Small Company Growth Portfolio invests in small-cap companies that may still further develop.
•	The Small Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

Currently, Wilshire has retained Los Angeles Capital and Ranger to manage the Small Company Growth Portfolio.  The basic investment philosophy of each subadviser is described below:

Los Angeles Capital.  In managing its portion of the Small Company Growth Portfolio, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection Model SM, a proprietary model, to seek to generate incremental returns above the Portfolio’s benchmark, while attempting to control investment risk relative to the benchmark.  Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates.

Ranger Investment Management, L.P (“Ranger”).  Ranger’s investment team searches for quality growth companies by implementing a bottom-up, fundamental research driven security selection process.  In the research process, Ranger focuses on identifying small and mid capitalization U.S. equities characterized by accelerating revenue and earnings growth, high recurring revenues, strong balance sheets and free cash flow generation.  In addition to extensive quantitative analysis, Ranger gives careful consideration to qualitative analysis and judgment of the management team, accounting practices, corporate governance and the company’s competitive advantage.  Ranger utilizes a proprietary system to identify companies that violate the firm’s sell disciplines.  Ranger seeks to identify problem stocks early and enhance performance by removing them before they become significant problems.

•	The following describes the types of securities in which the Small Company Value Portfolio is permitted to invest:

•	The Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market.
•	The Small Company Value Portfolio invests substantially all of its assets in the common stock of companies with small market capitalizations.
•	The Small Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields.
•	The Small Company Value Portfolio invests in small-cap companies that may still further develop.
•	The Small Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

Currently, Wilshire has retained Los Angeles Capital and NWQ to manage the Small Company Growth Portfolio.  The basic investment philosophy of each subadviser is described below:

Los Angeles Capital.  In managing its portion of the Small Company Value Portfolio, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection Model SM, a proprietary model, to seek to generate incremental returns above the Portfolio’s benchmark, while attempting to control investment risk relative to the benchmark.  Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates.

NWQ Investment Management Company, LLC (“NWQ”).  NWQ seeks to provide superior risk-adjusted returns through an analyst-driven value-oriented process.  NWQ invests in companies which it believes are undervalued and where it believes catalysts exist to unlock value or improve profitability regardless of market movements or industry developments.  Investment decisions are made on an opportunistic basis, capitalizing on NWQ’s evaluation of situations created by investor over-reaction, misperception and short-term focus.  NWQ’s stock selection process is driven by rigorous bottom-up fundamental research.  Quantitative measures include price-to-cash flow, price-to-sales, price to-earnings, price-to-book and earnings quality.  Qualitatively, NWQ focuses on management strength, corporate strategy, competitive position and shareholder value orientation.  NWQ does extensive bottom-up research on each current and potential common stock holding, having direct contact with corporate management and assessing the expected risk/reward ratio of an investment to determine the absolute downside versus the expected upside.  NWQ typically either eliminates or trims positions when NWQ believes a security no longer meets the three criteria at the core of its investment discipline:  attractive valuation, favorable risk/reward ratio and belief in a catalyst.

The Wilshire International Equity Fund seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.  The Wilshire International Equity Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.  The Wilshire International Equity Fund invests in companies, wherever organized, which do business primarily outside the United States.  The Wilshire International Equity Fund intends to diversify its investments among several countries and to have represented in its holdings business activities in not less than three different countries.  The Wilshire International Equity Fund invests primarily in equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges.  The Wilshire International Equity Fund may invest up to 35% of its net assets in emerging market securities, including ETFs.  The Wilshire International Equity Fund may also invest in fixed-income securities of foreign governments and companies.

Currently, Wilshire has retained PanAgora and Thomas White to manage the Wilshire International Equity Fund.  The basic investment philosophy of each subadviser is described in the Prospectus.

You may lose money by investing in the Balanced Fund.  By investing in the Balanced Fund, an investor also assumes the same types of risks, either indirectly or directly, as investing in the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund.  Investing in the Balanced Fund involves the following principal risks:

The following paragraph is added under the heading “Principal Strategies and Risks” and the sub-heading “Balanced Fund” on page 44 of the Prospectus:

An investor in the Balanced Fund should understand that alternatively he or she could allocate investments directly to the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund.  By investing indirectly in the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund through the Balanced Fund, an investor bears not only his or her proportionate share of certain expenses of the Balanced Fund (such as operating costs), but also, indirectly, similar expenses of the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund.

The following information replaces the first four paragraphs under the heading “Principal Strategies and Risks” and the sub-heading “Small Cap Fund” on pages 47 and 48 of the Prospectus:

The Small Cap Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies.  Small cap companies are those consistent with the market capitalization of the Russell 2000® Index.  As of December 31, 2012, the Russell 2000® Index had a weighted average capitalization of $1.3 billion.  The Small Cap Fund ordinarily invests in small cap equity securities and in other affiliated investment companies, including the Small Company Growth Portfolio and the Small Company Value Portfolio.  The Fund expects to invest up to 20% of its assets in the Small Company Growth Portfolio and up to 20% of its assets in the Small Company Value Portfolio.

The Fund uses a multi-manager strategy with subadvisers who may employ different strategies.  Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”) and Ranger Investment Management, L.P. (“Ranger”) each manage a portion of the Small Cap Fund’s portfolio.  The basic investment philosophy of each subadviser is below.

In managing its portion of the Small Cap Fund, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection Model SM, a proprietary model, to seek to generate incremental returns above the Fund’s benchmark, while attempting to control investment risk relative to the benchmark.  Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates.

Ranger’s investment team searches for quality growth companies by implementing a bottom-up, fundamental research driven security selection process.  In the research process, Ranger focuses on identifying small and mid capitalization U.S. equities characterized by accelerating revenue and earnings growth, high recurring revenues, strong balance sheets and free cash flow generation.  In addition to extensive quantitative analysis, Ranger gives careful consideration to qualitative analysis and judgment of the management team, accounting practices, corporate governance and the company’s competitive advantage.  Ranger utilizes a proprietary system to identify companies that violate the firm’s sell disciplines.  Ranger seeks to identify problem stocks early and enhance performance by removing them before they become significant problems.

You may lose money by investing in the Small Cap Fund.  By investing in the Small Cap Fund, an investor also assumes the same types of risks, either indirectly or directly, as investing in the Small Company Growth Portfolio and the Small Company Value Portfolio.  Investing in the Small Cap Fund involves the following principal risks:

The following information is added as the last paragraph under the heading “Principal Strategies and Risks” and the sub-heading “Small Cap Growth Fund” on page 48 of the Prospectus:

An investor in the Small Cap Fund should understand that alternatively he or she could allocate investments directly to the Small Company Growth Portfolio and the Small Company Value Portfolio.  By investing indirectly in the Small Company Growth Portfolio and the Small Company Value Portfolio through the Small Cap Fund, an investor bears not only his or her proportionate share of certain expenses of the Small Cap Fund (such as operating costs), but also, indirectly, similar expenses of the Small Company Growth Portfolio and the Small Company Value Portfolio.  However, shareholders of the Small Cap Fund will not be subject to duplicative advisory fees as a result of the Small Cap Fund’s investment in the Small Company Growth Portfolio and the Small Company Value Portfolio, as discussed under “Management” on page 57.

The following information replaces the first paragraph under the heading “Principal Strategies and Risks” and the sub-heading “International Equity Fund” on page 48 of the Prospectus:

The International Equity Fund seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.  The International Equity Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.  The International Equity Fund invests in companies, wherever organized, which do business primarily outside the United States and in other affiliated investment companies, including the Wilshire International Equity Fund.  The Fund expects to invest up to 20% of its assets in the Wilshire International Equity Fund.  The International Equity Fund intends to diversify its investments in operating companies among several countries and to have represented in its holdings business activities in not less than three different countries.  The operating companies in which the International Equity Fund primarily invests are equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges.  The International Equity Fund may invest up to 35% of its net assets in emerging markets securities, including ETFs.  The International Equity Fund may also invest in fixed-income securities of foreign governments and companies.

The following information replaces the first paragraph under the heading “Additional Investments and Related Risks” on page 55 of the Prospectus:

The following provides additional information on various types of instruments in which the Funds may invest and their associated risks. Because the Balanced Fund invests in shares of the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund, the Balanced Fund indirectly invests in the same investments as listed for those underlying funds.  Because the Equity Fund invests in shares of the Large Company Growth Portfolio and the Large Company Value Portfolio, the Equity Fund indirectly invests in the same investments as listed for those underlying funds.  Because the International Equity Fund invests in shares of the Wilshire International Equity Fund, the International Equity Fund indirectly invests in the same investments as listed for the underlying fund.  Because the Small Cap Fund invests in shares of the Small Company Growth Portfolio and the Small Company Value Portfolio, the Small Cap Fund indirectly invests in the same investments as listed for those underlying funds.  For a more detailed description of the various types of instruments in which the Funds may invest and their associated risks, please see the section entitled “Description of Securities and Risks: in the Statement of Additional Information (“SAI”).

The following information replaces the second and third paragraphs under the heading “Additional Investments and Related Risks” and the sub-heading “Money Market Instruments” on page 55 of the Prospectus:

The International Equity Fund and the Wilshire International Equity Fund may purchase foreign money market instruments, including, but not limited to, bankers’ acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements.

ADRs, EDRs and GDRs.  The Small Cap Fund, the International Equity Fund, the Wilshire International Equity Fund and the Socially Responsible Fund may each invest in both sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar global instruments.  The Equity Fund may invest in ADRs.  ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.  GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis.  Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities.  As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.  Investments in ADRs, EDRs and GDRs present additional investment considerations, as described below under “Foreign Securities.”

The following information replaces the information under the heading “Additional Investments and Related Risks” and the sub-headings “Foreign Securities” and “Forward Foreign and Currency Exchange Contracts” on page 55 of the Prospectus:

Foreign Securities.  The International Equity Fund, the Wilshire International Equity Fund, the Small Cap Fund and the Socially Responsible Fund may invest in foreign securities.  Investing outside the United States involves economic and political considerations not typically applicable to U.S. markets.  These considerations, which may favorably or unfavorably affect a Fund’s investment performance, include, but are not limited to, changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, nonnegotiable brokerage commissions, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on interest and dividends paid to a Fund or the Wilshire International Equity Fund), war, expropriation, political and social instability and diplomatic developments.  Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets.  These considerations generally are heightened in developing countries.  For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries.  Wilshire and the subadvisers seek to mitigate the risks associated with these considerations through diversification and active professional management.

Forward Foreign and Currency Exchange Contracts.  The International Equity Fund and the Wilshire International Equity Fund may invest in foreign currencies.  The Income Fund may enter into forward foreign currency exchange contracts (“forward contracts”) up to 15% of the value of its total net assets, for hedging purposes only.  A forward contract involves an obligation to purchase or sell a specific currency for an agreed price at a future date, which may be any fixed number of days from the date of the contract.  The agreed price may be fixed or within a specified range of prices.  The Income Fund also may enter into foreign currency futures contracts and foreign currency options up to 15% of the value of total net assets, for hedging purposes only.  Foreign currency futures contracts are standardized contracts traded on commodities exchanges that involve an obligation to purchase or sell a predetermined amount of currency at a predetermined date at a specified price.

The following information replaces the information under the heading “Additional Investments and Related Risks” and the sub-heading “Illiquid Securities” on page 56 of the Prospectus:

Illiquid Securities.  Variable and floating rate instruments that cannot be disposed of within seven days and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to the following limits.  Each of the Small Cap Fund, the International Equity Fund, the Wilshire International Equity Fund and the Socially Responsible Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.  Each of the Balanced Fund and the Income Fund may invest up to 10% of its net assets in illiquid securities and may not invest in “restricted securities” except for Rule 144A securities.  The Small Cap Fund, the International Equity Fund, the Wilshire International Equity Fund, the Socially Responsible Fund and Income Fund may purchase securities which are not registered under the Securities Act of 1933 (the “1933 Act”) but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act if they are determined to be liquid.  Any such security will be considered liquid so long as it is determined by a subadviser that an adequate trading market exists for that security.  This investment practice could have the effect of increasing the level of illiquidity in a Fund or the Wilshire International Equity Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.  As a matter of operating policy, each Fund and the Wilshire International Equity Fund will invest only in Rule 144A securities that are deemed to be liquid, and will limit its investment in Rule 144A securities to 20% of its net assets.  The Equity Fund may not invest in illiquid or restricted securities or securities not fully marketable.  If a Fund or the Wilshire International Equity Fund exceeds the limits specified above, the Fund will take prompt steps to reduce its holdings in illiquid securities.

The information under the heading “Additional Investments and Related Risks” and the sub-heading “Convertible Securities” on page 57 of the Prospectus is deleted.  The following information replaces the information under the heading “Additional Investments and Related Risks” and the sub-headings “Securities Lending” and “When-Issued Purchases and Forward Commitments” on page 57 of the Prospectus:

Securities Lending.  The Equity Fund, the Income Fund, the Small Cap Fund, the International Equity Fund, the Socially Responsible Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund each may lend its investment securities in an amount of up to 33⅓% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.  Any loss in the market price of securities loaned by a Fund that occurs during the term of the loan would be borne by a Fund and would affect a Fund’s investment performance.  Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding.  However, loans will be made only to borrowers selected by a Fund’s delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.  The Trust’s Board of Trustees will make arrangements to vote or consent with respect to a material event affecting portfolio securities on loan.  The Balanced Fund may not make loans to other persons, except by the purchase of obligations in which a Fund is authorized to invest.

When-Issued Purchases and Forward Commitments.  The Equity Fund, the Small Cap Fund, the International Equity Fund, the Wilshire International Equity Fund, the Socially Responsible Fund and the Income Fund each may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis.  These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Fund to lock in as price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates.  When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.  The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

The following information replaces third sentence in the first paragraph under the heading “Management” and the sub-heading “The Subadvisers” on page 59 of the Prospectus:

The assets of the Equity Fund are managed by Santa Barbara and TWIN.

The following information is added to the end of the first paragraph under the heading “Management” and the sub-heading “The Subadvisers” on page 59 of the Prospectus:

A portion of the Equity Fund’s assets are allocated to the Large Company Growth Portfolio and the Large Company Value Portfolio.  See information on the Large Company Growth Portfolio and the Large Company Value Portfolio for the relevant subadvisers of those portfolios. Substantially all of the Balanced Fund’s assets are allocated to the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund.  See information on the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund for the relevant subadvisers of those funds. A portion of the International Equity Fund’s assets are allocated to the

Wilshire International Equity Fund.  See information on the Wilshire International Equity Fund for the relevant subadvisers for that fund.  A portion of the Small Cap Fund’s assets are allocated to the Small Company Growth Portfolio and the Small Company Value Portfolio.  See information on the Small Company Growth Portfolio and the Small Company Value Portfolio for the relevant subadvisers of those funds.

The following information replaces the first sentence of the third paragraph under the heading “Management” and the sub-heading “The Subadvisers – Los Angeles Capital” on page 60 of the Prospectus:

Thomas D. Stevens, CFA - Chairman and President, Principal; Hal W. Reynolds, CFA - Chief Investment Officer, Principal; and Daniel E. Allen, CFA - Director of Global Equities, Principal, are the senior portfolio managers for Los Angeles Capital’s allocated portion of the Small Cap Fund, the Large Company Growth Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio.

The following information replaces the first sentence under the heading “Management” and the sub-heading “The Subadvisers – Santa Barbara” on page 60 of the Prospectus:

Wilshire entered into a subadvisory agreement with Santa Barbara, effective February 22, 2013, to manage a portion of the Equity Fund, subject to the supervision of Wilshire and the Board.

The following information replaces the first sentence of the second paragraph under the heading “Management” and the sub-heading “The Subadvisers – Ranger” on page 60 of the Prospectus:

W. Conrad Doenges is primarily responsible for the day-to-day management of Ranger’s allocated portion of the Small Cap Fund’s and Small Company Growth Portfolio’s assets.

The following information replaces the first sentence of the second paragraph under the heading “Management” and the sub-heading “The Subadvisers – Systematic” on page 61 of the Prospectus:

The team of portfolio managers responsible for the day-to-day management of Systematic’s portion of the Large Company Value Portfolio’s assets is comprised of D. Kevin McCreesh and Ronald Mushock, who are also both partners of Systematic.

The following information replaces the second paragraph under the heading “Management” and the sub-heading “The Subadvisers – PanAgora” on page 62 of the Prospectus:

William Zink, David Liddell and Randall Yarlas are the portfolio managers that are responsible for the day-to-day management of PanAgora’s portion of the International Equity Fund and the Wilshire International Equity Fund.

The following information replaces the first paragraph under the heading “Management” and the sub-heading “The Subadvisers – Thomas White” on page 62 of the Prospectus:

Thomas White, located at 440 S. LaSalle Street, Suite 3900, Chicago, Illinois 60605 had approximately $1.4 billion in assets under management as of December 31, 2011.  Day to day management of Thomas White’s portion of the International Equity Fund and the Wilshire International Equity Fund is the responsibility of portfolio managers Thomas S. White, Jr., Wei Li, Ph.D, CFA, Jinwen Zhang, Ph.D., CFA and Douglas M. Jackman, CFA.

The references to Pyramis and Santa Barbara Asset Management, LLC are deleted under the heading “Management” and the sub-heading “The Large Cap Core Plus Fund” and the following information is added under the heading “Management” and the sub-heading “The Subadvisers – Victory” on page 63 of the Prospectus:

Victory

Wilshire has entered into a subadvisory agreement with Victory, effective February l, 2007, to manage a portion of the Large Company Growth Portfolio, subject to the supervision of Wilshire and the Board.  Victory, located at 4900 Tiedeman Road, 4th Floor Brooklyn, OH 44144, is a New York corporation registered as an investment adviser with the SEC and manages assets for institutions and individuals.  Victory is a wholly owned subsidiary of KeyBank National Association and KeyCorp (NYSE:KEY), a publicly-held financial services company that provides investment management, retail and commercial banking, consumer finance, and investment banking products and services to individuals and companies throughout the United States, and for certain businesses, globally.  As of December 31, 2011, Victory had $26.5 billion in assets under management.  An investment committee, comprised of four portfolio managers who are supported by a dedicated research team, is primarily responsible for the day-to-day management of Victory’s portion of the Large Company Growth Portfolio.  The investment committee is led by Erick F. Maronak, and includes Scott R. Kefer, Jason E. Dahl and Michael B. Koskuba.  Erick F. Maronak has been the Chief Investment Officer and a Senior Portfolio Manager with Victory Capital Management since July 2003.  In his capacity as CIO, Mr. Maronak oversees the investment decisions for the Victory Growth product.  From 1999 to July 2003, he was the Director of Research for NewBridge Partners, LLC.  Scott R. Kefer is a Chartered Financial Analyst Charter Holder and a Portfolio Manager with Victory Capital Management.  From 1999 to July 2003, he was a Portfolio Manager/Analyst for NewBridge Partners, LLC.  Jason E. Dahl is a Chartered Financial Analyst Charter Holder and a Portfolio Manager with Victory Capital Management.  From 1999 to July 2003, he was a Portfolio Manager/Analyst for NewBridge Partners, LLC.  Michael B. Koskuba is a Portfolio Manager/Analyst with Victory Capital Management.  From 1999 to July 2003, he was a Portfolio Manager/Analyst for NewBridge Partners, LLC.

The following information is added under the heading “Management” and the sub-heading “The Subadvisers – Acadian” on page 63 of the Prospectus:

Acadian

Wilshire has entered into a subadvisory agreement with Acadian, effective September 20, 2007, to manage a portion of the Large Company Value Portfolio, subject to the supervision of Wilshire and the Board. Acadian is located at One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Acadian was founded in 1986 and is a subsidiary of Old Mutual Asset Managers (US) LLC, which is an indirect wholly owned subsidiary of Old Mutual plc. Old Mutual plc is a publicly traded company listed on the U.K. and South African stock exchanges. Acadian manages risk-controlled, value-focused portfolios on behalf of pension funds, endowments, foundations, governments and other institutions based in the US. and abroad. Acadian’s investment process employs sophisticated analytical models for active stock selection as well as peer group valuation. As of December 31, 2011, Acadian managed approximately $42.2 billion in assets.

A team of eighteen investment professionals manage Acadian’s allocated portion of the Large Company Value Portfolio’s assets. Ronald D. Frashure, Chairman, President and Chief Executive Officer, plays a key role in Acadian’s investment and quantitative management. Mr. Frashure joined Acadian in 1988. John R. Chisholm, Executive Vice President and Chief Investment Officer, is responsible for oversight of portfolio management and research efforts. Mr. Chisholm joined Acadian in 1987. Brian K. Wolahan, Senior Vice President and Director, Portfolio Management, is responsible for developing and applying quantitative techniques to the evaluation of markets and securities.  Mr. Wolahan joined Acadian in 1990. Raymond F. Mui, Senior Vice President and Portfolio Manager, specializes in the development of investment strategies for the developed and emerging equity markets. Mr. Mui joined Acadian in 1991.

The following information is added under the heading “Management” and the sub-heading “The Subadvisers – Pzena” on page 63 of the Prospectus:

Pzena

Wilshire entered into a subadvisory agreement with Pzena, effective December 23, 2004, as amended from time to time, to manage a portion of the Large Company Value Portfolio, subject to the supervision of Wilshire and the Board.  Pzena is located at 120 West 45th Street, 20th Floor, New York, New York 10036.  As of December 31, 2011, Pzena managed approximately $13.5 billion in assets.  Pzena’s investment team and the team responsible for the day to day management of Pzena’s portion of the Large Company Value Portfolio, consists of Richard S. Pzena, John P. Goetz and Antonio DeSpirito, III.  Mr. Pzena is the founder, Managing Principal and Chief Executive Officer and Co-Chief Investment Officer of Pzena.  Prior to forming Pzena in 1995, Mr. Pzena was the Director of U.S. Equity Investments and Chief Research Officer for Sanford C. Bernstein & Company.  He joined Bernstein in 1986.  Mr. Goetz is a Managing Principal and Co-Chief Investment Officer at Pzena.  Prior to joining Pzena in 1996, Mr. Goetz held a range of positions at Amoco Corporation for over 14 years, most recently as the Global Business Manager for Amoco’s $1 billion polypropylene business.  His prior positions include strategic planning, joint venture investments and project financing in various oil and chemical businesses.  Mr. DeSpirito is a Principal and portfolio manager of large cap value at Pzena.  Previously, Mr. DeSpirito was one of the portfolio managers of Pzena’s small cap value service.  Prior to joining Pzena in 1996, Mr. DeSpirito was an associate in the Corporate Department at the Boston-based law firm of Ropes & Gray.

The following information is added under the heading “Management” and the sub-heading “The Subadvisers – NWQ” on page 63 of the Prospectus:

NWQ

Wilshire entered into a subadvisory agreement with NWQ, effective November 13, 2007, as amended from time to time, to manage a portion of the Small Company Value Portfolio, subject to the supervision of Wilshire and the Board.  NWQ is located at 2049 Century Park East, 16th Floor, Los Angeles, California 90067.  As of December 31, 2011, NWQ managed approximately $18.2 billion in assets, which includes approximately $904 million in Unified Managed Account assets.  Phyllis G. Thomas, CFA, is the portfolio manager of NWQ’s portion of the Small Company Value Portfolio.  Ms. Thomas joined NWQ in 1990 and previously managed institutional portfolios for The Boston Company and Standard Investment Management Company.  Ms. Thomas provides portfolio management services to NWQ’s small and small/mid-cap portfolios on a day-to-day basis.

The following information replaces the last sentence of the third paragraph under the heading “Purchases and Redemptions” on page 64 of the Prospectus:

Investments in underlying funds by the Balanced Fund, the Equity Fund, the International Equity Fund and the Small Cap Fund are valued at their net asset value as reported by the underlying fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.